LOANS AND ADVANCES TO CUSTOMERS, NET - Loans and financial leasing operating portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	$ 243,100,035	[1]	$ 263,274,170
Accumulated value	28,853,418
Provision for loan, impairment	$ 1,420,269
Percentage of revaluation of Colombian peso against US Dollar	(14.79%)
Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	$ 256,353,981	[1]	279,453,908
Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	(13,253,946)	[1]	(16,179,738)	$ (16,223,103)	$ (15,479,640)
Commercial | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	139,627,922		153,252,811
Commercial | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	(5,957,464)		(7,259,230)	(6,290,266)	(7,270,305)
Consumer | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	52,753,546		55,815,683
Consumer | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	(5,130,763)		(6,497,777)	(7,717,038)	(6,047,135)
Mortgage | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	34,416,372		41,741,601
Mortgage | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	(977,691)		(1,235,177)	(1,023,206)	(1,024,091)
Financial leases | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	28,493,129		27,291,604
Financial leases | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	(1,066,792)		(1,088,272)	(1,024,575)	(1,013,074)
Small business loans | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	1,063,012		1,352,209
Small business loans | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers, net	$ (121,236)		$ (99,282)	$ (168,018)	$ (125,035)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.